ADVANCES FROM STOCKHOLDER (Tables)	12 Months Ended
Jan. 31, 2014
ADVANCES FROM STOCKHOLDER
ADVANCES FROM STOCKHOLDER

Those advances are unsecured, non-interest bearing and due on demand.

Advances from stockholder consisted of the following:

	January 31, 2014	January 31, 2013

Advances from stockholders	$99,951	$23,000

Total	$99,951	$23,000